Business combinations (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 1,313	$ 1,250
Cash and cash equivalents in subsidiary or businesses acquired or disposed	509	498
Identifiable assets acquired (liabilities assumed)	$ 1,223	$ 1,223